Intangible Assets (Details) - Schedule of Reconciliations of the Written Down Values - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Intangible Assets (Details) - Schedule of Reconciliations of the Written Down Values [Line Items]
Balance	$ 21,493,661	$ 22,648,721
Additions	145,021	41,428
Amortisation expense	(1,200,724)	(1,196,488)
Balance	20,437,958	21,493,661
Trade Secrets [Member]
Intangible Assets (Details) - Schedule of Reconciliations of the Written Down Values [Line Items]
Balance	21,416,006	22,608,877
Additions
Amortisation expense	(1,192,871)	(1,192,871)
Balance	20,223,135	21,416,006
Patents & trademarks [Member]
Intangible Assets (Details) - Schedule of Reconciliations of the Written Down Values [Line Items]
Balance	77,655	39,844
Additions	145,021	41,428
Amortisation expense	(7,853)	(3,617)
Balance	$ 214,823	$ 77,655